Fair Value of Financial Instruments Fair Value of Financial Instruments - Balance Sheet Grouping (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt — affiliate	[1]	$ 618	$ 618
Long-term Debt and Capital Lease Obligations, Including Current Maturities		6,007	5,678
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net		30	47
Long-term Debt and Capital Lease Obligations, Including Current Maturities		5,451	5,060
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing Receivable, Net		30	47
Long-term debt — affiliate		608	553
Long-term Debt and Capital Lease Obligations, Including Current Maturities		5,435	4,974
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		833	413
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 5,210	$ 5,114

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.